Derivatives and Fair Value Measurements - Paid to and Received from Counterparties for Settlements of Matured Swaps (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Paid to counterparties	$ 829	$ 3,148	$ 14,843
Received from counterparties	$ 4,713	$ 915	$ 634